Foreign Activities (Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 3,619,253		¥ 3,230,409		¥ 3,230,804	¥ 2,862,523
Interest-earning deposits in other banks	8,111,887		5,897,732
Trading account assets	40,826,384		34,953,245
Investment securities	61,865,185		61,035,534
Loans-net of unearned income, unamortized premiums and deferred loan fees	98,590,229	[1]	92,298,243	[1]
Deposits	148,209,739		139,493,730
Funds borrowed:
Call money, funds purchased	4,010,582		2,796,221
Payables under repurchase agreements	15,700,394		13,572,712
Payables under securities lending transactions	3,992,950		4,978,917
Other short-term borrowings, net	11,608,598		10,881,525
Long-term debt	12,182,358		12,593,062
Trading account liabilities	14,969,482		11,967,182
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks	676,833		380,452
Interest-earning deposits in other banks	3,830,923		4,545,991
Cash and due from banks with Interest-earning deposits in other banks, Total	4,507,756		4,926,443
Trading account assets	28,450,804		24,433,087
Investment securities	6,960,616		5,087,060
Loans-net of unearned income, unamortized premiums and deferred loan fees	29,174,592		24,119,872
Deposits	29,317,297		24,589,627
Funds borrowed:
Call money, funds purchased	254,796		364,044
Payables under repurchase agreements	6,857,970		5,767,721
Payables under securities lending transactions	77,428		72,327
Other short-term borrowings, net	2,531,308		1,859,186
Long-term debt	2,847,585		2,943,884
Funds borrowed, Total	12,569,087		11,007,162
Trading account liabilities	¥ 7,012,658		¥ 5,276,219

[1]	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.